TRADE AND OTHER PAYABLES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Accrued liabilities to contracted licence payments		$ 194,000
Current liabilities	$ 100,491,000	27,058,000
Ronan O'Caoimh [Member]
Disclosure of detailed information about business combination [line items]
Government loans forgiven amount	$ 0	$ 177,000